CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 28,133	$ 15,750
Time deposits with original maturities over three months	19,431	13,979
Time deposit with original maturities over twelve months – current	2,761
Marketable securities	25,175	23,026
Held-to-maturity investment		5,157
Accounts receivable, less allowances for credit losses of $98 and $24 at March 31, 2024 and 2025, respectively	9,914	11,986
Inventories, net	9,462	12,129
Prepaid expenses and other current assets	1,612	1,228
Total current assets	96,488	83,255
Property, plant and equipment, net	23,385	24,603
Deferred tax assets	335	419
Time deposits with original maturities over twelve months		2,799
Total assets	120,208	111,076
Current liabilities:
Accounts payable	5,740	5,210
Accrued payroll and employee benefits	7,779	7,159
Customer deposits	2,058	1,712
Other accrued liabilities	1,014	1,236
Income taxes payable	1,126	1,113
Total current liabilities	17,717	16,430
Deferred income tax liabilities	371	476
Total liabilities	18,088	16,906
Commitments and contingencies
Shareholders’ equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2024 and 2025; 17,081,810 shares issued as of March 31, 2024 and 2025; 15,935,239 shares outstanding as of March 31, 2024 and 2025	53,202	53,202
Treasury stock at cost; 1,146,571 shares as of March 31, 2024 and 2025	(2,821)	(2,821)
Additional paid-in capital	7,973	7,973
Accumulated other comprehensive income	5,316	5,316
Retained earnings	38,450	30,500
Total shareholders’ equity	102,120	94,170
Total liabilities and shareholders’ equity	$ 120,208	$ 111,076